Transamerica Financial Life Insurance Company
440 Mamaroneck Avenue
Harrison, New York 10528
August 16, 2010
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	TFLIC Pooled Account No. 44 (the “Account”) File Nos. 333-163881 811-22371
Ladies and Gentlemen:
We are filing today, through the EDGAR system on behalf of the TFLIC Pooled Account No. 44, a separate account of Transamerica Financial Life Insurance Company established under New York law (the “Account”), Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4. No fees are required in connection with this filing.
Please direct any comments or questions on this filing to the undersigned at (914) 627-3137.
Very truly yours,
Elizabeth L. Belanger
Vice President and Senior Counsel
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